Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other current receivables [abstract]
Other current receivables	SFr 101	SFr 0
Swiss VAT	327	309
Withholding tax	0	20
Total	SFr 428	SFr 329
Top of Range [Member]
Other current receivables [abstract]
Maturity period of assets	3 months